Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Principle Components of Deferred Taxes

The principal components of deferred taxes were as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Deferred tax assets
Advertising and promotional expenses carrying forwards	24,859	24,673	25,465
Expected credit loss	277	2,598	5,681
Impairment for property and equipment, right-of-use assets, rental deposits and other assets	647	1,246	1,246
Net operating loss carrying forwards	1,054,013	1,123,125	1,163,453
Total deferred tax assets	1,079,796	1,151,642	1,195,845
Less: valuation allowance	(1,079,796)	(1,151,642)	(1,195,845)
Deferred tax assets, net	—	—	—

Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before provision for income tax	(177,872)	(311,782)	(192,927)
Income tax benefit computed at an applicable tax rate of 25%	(44,468)	(77,946)	(48,233)
Effect of non-deductible expenses	6,980	1,516	1,486
Effect of research and development expenses super deduction	(6,698)	(12,316)	(4,868)
Effect of preferential tax rate	28,615	16,326	3,683
Effect on tax rates in different tax jurisdictions	3,596	574	3,729
Change in valuation allowance	11,975	71,846	44,203
	—	—	—

Summary of Movements of Valuation Allowance

The movements of valuation allowance for the years end December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the period	1,067,821	1,079,796	1,151,642
Additions	11,975	71,846	44,203
Balance at end of the period	1,079,796	1,151,642	1,195,845